Other information about investments - Subsidiaries - Enilive, Refining and Chemicals (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 XOF	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 XAF	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 GHS (GH₵)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 HUF (Ft)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2023 RON	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Subsidiaries
Share capital		€ 4,005,000,000																					€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital		4,005,358,876																					€ 4,005,358,876
Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Oleodotto del Reno SA
Enilive and Refining | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Ecofuel SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		52,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	EniBioCh4 in Alexandria Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Two [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	EniBioCh4in Aprilia Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Three [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	EniBioCh4 in Flaibano Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Four [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	EniBioCh4 in Grupellum Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		100,000
% Equity ratio	98.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Five [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	98.00%
Enilive and Refining | Italy | Subsidiaries Five [Member] | Third parties
Subsidiaries
% Ownership	2.00%
Enilive and Refining | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	EniBioCh4 in Jonica Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Six [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	EniBioCh4 in Momo Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Seven [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	EniBioCh4 in Pannellia BioGas Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Eight [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	EniBioCh4 in Po Energia Srl Società Agricola (former Po' Energia Srl Società Agricola)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Nine [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	EniBioCh4 in Quadruvium Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Ten [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	EniBioCh4 in Service BioGas Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Eleven [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Twelve [Member]
Subsidiaries
Company name	EniBioCh4 in SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		2,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Twelve [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Enimoov SpA (former Eni Fuel SpA)
Registered office	Rome
Country of operation	Italy
Share capital		59,944,310
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Thirteen [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Eni Sustainable Mobility SpA
Registered office	Rome
Country of operation	Italy
Share capital		311,509,143
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Fourteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Eni Trade & Biofuels SpA
Registered office	Rome
Country of operation	Italy
Share capital		22,568,759
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Fifteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Petroven Srl
Registered office	Genova
Country of operation	Italy
Share capital		918,520
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Sixteen [Member] | Ecofuel SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Raffineria di Gela SpA
Registered office	Gela (CL)
Country of operation	Italy
Share capital		15,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Italy | Subsidiaries Seventeen [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Italy | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	SeaPad SpA
Registered office	Genova
Country of operation	Italy
Share capital		12,400,000
Consolidation or valuation method	Eq.
Enilive and Refining | Italy | Subsidiaries Eighteen [Member] | Ecofuel SpA
Subsidiaries
% Ownership	80.00%
Enilive and Refining | Italy | Subsidiaries Eighteen [Member] | Third parties
Subsidiaries
% Ownership	20.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eni Abu Dhabi Refining & Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Eni Abu Dhabi Refining & Trading Services BV
Registered office	Amsterdam (Netherlands)
Country of operation	United Arab Emirates
Share capital		20,000
Consolidation or valuation method	Eq.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Eni Abu Dhabi R&T BV
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Eni Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital		78,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Eni Deutsch.GmbH
Subsidiaries
% Ownership	25.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	75.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Eni Benelux BV
Registered office	Rotterdam (Netherlands)
Country of operation	Netherlands
Share capital		1,934,040
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Eni Deutschland GmbH
Registered office	Munich (Germany)
Country of operation	Germany
Share capital		90,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni International BV
Subsidiaries
% Ownership	11.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	89.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Eni Ecuador SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $																						$ 103,142.08
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Eni International BV
Subsidiaries
% Ownership	99.93%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Esain SA
Subsidiaries
% Ownership	0.07%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Eni Energy (Shanghai) Co Ltd
Registered office	Shanghai (China)
Country of operation	China
Share capital		5,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Eni France Sàrl
Registered office	Lyon (France)
Country of operation	France
Share capital		56,800,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Eni Iberia SLU
Registered office	Alcobendas (Spain)
Country of operation	Spain
Share capital		17,299,100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Eni Marketing Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital		19,621,665.23
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Eni Mineralolh.GmbH
Subsidiaries
% Ownership	99.99%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Eni Mineralölhandel GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital		34,156,232.06
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Eni Austria GmbH
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Eni Schmiertechnik GmbH
Registered office	Wurzburg (Germany)
Country of operation	Germany
Share capital		2,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Eni Deutsch.GmbH
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Eni Suisse SA
Registered office	Lausanne (Switzerland)
Country of operation	Switzerland
Share capital | SFr						SFr 102,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Eni Sustainable Mobility US Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $																						1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Two [Member] | Eni Sust. Mobility SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Eni Trading & Shipping Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $																						1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | ET&B SpA
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Eni Transporte y Suministro México S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $															$ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Eni USA R&M Co Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $																						11,000,000
Consolidation or valuation method	Eq.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Esacontrol SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $																						60,000
Consolidation or valuation method	Eq.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Eni Ecuador SA
Subsidiaries
% Ownership	87.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Third parties
Subsidiaries
% Ownership	13.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Esain SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $																						30,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni Ecuador SA
Subsidiaries
% Ownership	99.99%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Oléoduc du Rhône SA
Registered office	Bovernier (Switzerland)
Country of operation	Switzerland
Share capital | SFr						SFr 7,000,000
Consolidation or valuation method	Eq.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Tecnoesa SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $																						36,000
Consolidation or valuation method	Eq.
Enilive and Refining | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Eni Ecuador SA
Subsidiaries
% Ownership	99.99%
Chemicals | Italy | Subsidiaries Forty [Member]
Subsidiaries
Company name	Versalis SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		300,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Forty [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Finproject SpA
Registered office	Morrovalle (MC)
Country of operation	Italy
Share capital		18,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Forty One [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Mater-Agro Srl
Registered office	Novara
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Eq.
Chemicals | Italy | Subsidiaries Forty Two [Member] | Novamont SpA
Subsidiaries
% Ownership	85.00%
Chemicals | Italy | Subsidiaries Forty Two [Member] | Third parties
Subsidiaries
% Ownership	15.00%
Chemicals | Italy | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Mater-Biotech SpA
Registered office	Novara
Country of operation	Italy
Share capital		120,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Forty Three [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	Matrìca SpA
Registered office	Porto Torres (SS)
Country of operation	Italy
Share capital		37,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Forty Four [Member] | Novamont SpA
Subsidiaries
% Ownership	50.00%
Chemicals | Italy | Subsidiaries Forty Four [Member] | Versalis SpA
Subsidiaries
% Ownership	50.00%
Chemicals | Italy | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	Novamont SpA
Registered office	Novara
Country of operation	Italy
Share capital		20,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Forty Five [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	Asian Compounds Ltd
Registered office	Hong Kong (Hong Kong)
Country of operation	Hong Kong
Share capital | $													$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Six [Member] | Finproject Asia Ltd
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	BBI Sverige AB
Registered office	Torsby (Sweden)
Country of operation	Sweden
Share capital | kr																				kr 100,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	BioBag Americas Inc
Registered office	Dunedin (USA)
Country of operation	USA
Share capital | $																						476
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Eight [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	BioBag Finland OY
Registered office	Vantaa (Finland)
Country of operation	Finland
Share capital		203,784
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | BioBag International
Subsidiaries
% Ownership	97.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Third parties
Subsidiaries
% Ownership	2.01%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty [Member]
Subsidiaries
Company name	BioBag Inc
Registered office	Toronto (Canada)
Country of operation	Canada
Share capital | $					$ 100
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	BioBag International AS
Registered office	Indre Østfold (Norway)
Country of operation	Norway
Share capital | kr																	kr 3,565,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	BioBag Norge AS
Registered office	Indre Østfold (Norway)
Country of operation	Norway
Share capital | kr																	kr 200,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Two [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	BioBag Plastics Ltd
Registered office	Delgany (Ireland)
Country of operation	Ireland
Share capital		1,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | BioBag International
Subsidiaries
% Ownership	90.10%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Third parties
Subsidiaries
% Ownership	9.90%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Four [Member]
Subsidiaries
Company name	BioBag Polska Sp zoo
Registered office	Wroclaw (Poland)
Country of operation	Poland
Share capital | zł																		zł 106,100
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Four [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Five [Member]
Subsidiaries
Company name	BioBag UK Ltd
Registered office	Belfast (United Kingdom)
Country of operation	United Kingdom
Share capital | £	£ 1,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Five [Member] | BioBag International
Subsidiaries
% Ownership	90.10%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Five [Member] | Third parties
Subsidiaries
% Ownership	9.90%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Six [Member]
Subsidiaries
Company name	BioBag Zenzo A/S
Registered office	Hillerød (Denmark)
Country of operation	Denmark
Share capital | kr											kr 400,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Six [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member]
Subsidiaries
Company name	Dagöplast AS
Registered office	Hiiumaa (Estonia)
Country of operation	Estonia
Share capital		76,800
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member] | BioBag International
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member]
Subsidiaries
Company name	Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság
Registered office	Budapest (Hungary)
Country of operation	Hungary
Share capital | Ft														Ft 5,219,443,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member] | Versalis SpA
Subsidiaries
% Ownership	96.34%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member] | Versalis Deutsc GmbH
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member] | Versalis International SA
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member]
Subsidiaries
Company name	Finproject Asia Ltd
Registered office	Hong Kong (Hong Kong)
Country of operation	Hong Kong
Share capital | $																						1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty One [Member]
Subsidiaries
Company name	Finproject Brasil Industria De Solados Eireli
Registered office	Franca (Brazil)
Country of operation	Brazil
Share capital | R$								R$ 1,000,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty One [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Two [Member]
Subsidiaries
Company name	Finproject Guangzhou Trading Co Ltd
Registered office	Guangzhou (China)
Country of operation	China
Share capital | $																						180,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Two [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Three [Member]
Subsidiaries
Company name	Finproject India Pvt Ltd
Registered office	Jaipur (India)
Country of operation	India
Share capital | ₨			₨ 46,712,940
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Three [Member] | Versalis Singapore P. Ltd
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Four [Member]
Subsidiaries
Company name	Finproject Romania Srl
Registered office	Valea Lui Mihai (Romania)
Country of operation	Romania
Share capital | RON																			RON 7,523,030
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Four [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Five [Member]
Subsidiaries
Company name	Finproject Viet Nam Company Limited
Registered office	Hai Phong (Vietnam)
Country of operation	Vietnam
Share capital | ₫																					₫ 19,623,250,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Five [Member] | Finproject Asia Ltd
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Six [Member]
Subsidiaries
Company name	Foam Creations (2008) Inc
Registered office	Quebec City (Canada)
Country of operation	Canada
Share capital | $					$ 1,215,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Six [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member]
Subsidiaries
Company name	Foam Creations México SA de CV
Registered office	León (Mexico)
Country of operation	Mexico
Share capital | $															35,956,433
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member] | Finproject SpA
Subsidiaries
% Ownership	46.77%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member] | Foam Creations (2008)
Subsidiaries
% Ownership	53.23%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member]
Subsidiaries
Company name	Novamont France SAS
Registered office	Paris (France)
Country of operation	France
Share capital		40,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member]
Subsidiaries
Company name	Novamont GmbH
Registered office	Eschborn (Germany)
Country of operation	Germany
Share capital		25,564
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy [Member]
Subsidiaries
Company name	Novamont Iberia SLU
Registered office	Cornellà de Llobregat (Spain)
Country of operation	Spain
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy One [Member]
Subsidiaries
Company name	Novamont North America Inc
Registered office	Shelton (USA)
Country of operation	USA
Share capital | $																						50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy One [Member] | Novamont SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Two [Member]
Subsidiaries
Company name	Padanaplast America Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $																						70,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Two [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Three [Member]
Subsidiaries
Company name	Padanaplast Deutschland GmbH
Registered office	Hannover (Germany)
Country of operation	Germany
Share capital		25,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Three [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Four [Member]
Subsidiaries
Company name	Versalis Americas Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $																						$ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Four [Member] | Versalis International SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Five [Member]
Subsidiaries
Company name	Versalis Congo Sarlu
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
Share capital | XAF										XAF 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Five [Member] | Versalis International SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Six [Member]
Subsidiaries
Company name	Versalis Deutschland GmbH
Registered office	Eschborn (Germany)
Country of operation	Germany
Share capital		100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Six [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member]
Subsidiaries
Company name	Versalis France SAS
Registered office	Mardyck (France)
Country of operation	France
Share capital		126,115,582.9
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member]
Subsidiaries
Company name	Versalis International Côte d'Ivoire Sarlu
Registered office	Abidjan (Ivory Coast)
Country of operation	Ivory Coast
Share capital | XOF							XOF 270,000,000
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member] | Versalis International SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member]
Subsidiaries
Company name	Versalis International SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital		€ 15,449,173.88
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Versalis SpA
Subsidiaries
% Ownership	59.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Versalis Deutsc GmbH
Subsidiaries
% Ownership	23.71%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Dunastyr Zrt
Subsidiaries
% Ownership	14.43%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Versalis France
Subsidiaries
% Ownership	2.86%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty [Member]
Subsidiaries
Company name	Versalis Kimya Ticaret Limited Sirketi
Registered office	Istanbul (Turkey)
Country of operation	Turkey
Share capital | ₺																₺ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty [Member] | Versalis International SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty One [Member]
Subsidiaries
Company name	Versalis México S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $															$ 45,001,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty One [Member] | Versalis International SA
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Two [Member]
Subsidiaries
Company name	Versalis Pacific (India) Private Ltd
Registered office	Mumbai (India)
Country of operation	India
Share capital | ₨			₨ 238,700
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Two [Member] | Versalis Singapore P. Ltd
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Three [Member]
Subsidiaries
Company name	Versalis Pacific Trading (Shanghai) Co Ltd
Registered office	Shanghai (China)
Country of operation	China
Share capital | ¥				¥ 15,237,236
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Three [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Four [Member]
Subsidiaries
Company name	Versalis Singapore Pte Ltd
Registered office	Singapore (Singapore)
Country of operation	Singapore
Share capital | $									$ 5,886,800
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Four [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Five [Member]
Subsidiaries
Company name	Versalis UK Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £	£ 4,018,042
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Five [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Six [Member]
Subsidiaries
Company name	Versalis Zeal Ltd
Registered office	Takoradi (Ghana)
Country of operation	Ghana
Share capital | GH₵												GH₵ 5,650,000
% Equity ratio	80.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Six [Member] | Versalis International SA
Subsidiaries
% Ownership	80.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighty Six [Member] | Third parties
Subsidiaries
% Ownership	20.00%